CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 89,076	$ 65,003
Restricted cash	221	221
Accounts receivable	171,725	173,054
Inventories	50,779	53,143
Prepaids and other (note 15)	11,703	8,221
Total current assets	323,504	299,642
Property and equipment (note 16)	39,842	42,977
Intangible assets (note 17)	84,890	108,599
Goodwill (note 18)	211,074	218,516
Deferred income taxes (note 10)	11,751	12,197
Other assets	12,855	12,713
Total assets	683,916	694,644
Current liabilities
Accounts payable and accrued liabilities	184,220	175,367
Deferred revenue - current	6,213	7,275
Total current liabilities	190,433	182,642
Long-term obligations (note 20)	43,250	36,637
Deferred income tax liability	6,103	7,845
Total liabilities	239,786	227,124
Shareholders’ equity
Common stock: no par value; unlimited shares authorized; issued and outstanding: 36,067,415 shares (December 31, 2017 — 35,861,510 shares)	432,552	427,748
Preferred stock: no par value; unlimited shares authorized; issued and outstanding: nil shares	0	0
Treasury stock: at cost; 119,584 shares (December 31, 2017 — 222,639 shares)	(1,965)	(3,216)
Additional paid-in capital	30,984	27,962
Retained earnings (deficit)	(8,295)	17,502
Accumulated other comprehensive loss (note 21)	(9,146)	(2,476)
Total equity	444,130	467,520
Total liabilities and equity	$ 683,916	$ 694,644